Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares		Mar. 31, 2023	Sep. 30, 2022
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.001	$ 0.001
Ordinary shares, shares authorized	[1]	50,000,000	50,000,000
Ordinary shares, shares issued	[1]	7,750,000	6,750,000
Ordinary shares, shares outstanding	[1]	7,750,000	6,750,000

[1]	The share amounts are presented on a retrospective basis.